INVESTMENTS IN PORTFOLIO FUNDS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 fund	Dec. 31, 2013 fund	Dec. 31, 2012
INVESTMENTS IN PORTFOLIO FUNDS
Number of Portfolio Funds	7	8
Investments in portfolio funds
Fair Value	$ 219,599,631	$ 297,556,960
Profit (Loss)	33,661,443	(5,902,191)	(31,052,233)
Cost as of date	189,276,756	310,987,490
Portfolio funds
Investments in portfolio funds
Percentage of Members' Capital	100.04%	100.10%
Fair Value	219,599,631	297,556,960
Profit (Loss)	33,661,443	(5,902,191)
Cost as of date	189,276,756	310,987,490
Management Fees	(4,569,334)	(8,627,385)
Performance Fees	(5,191,648)	(472,149)
Transtrend
Investments in portfolio funds
Percentage of Members' Capital	16.01%	16.01%
Fair Value	35,135,941	47,609,112
Profit (Loss)	6,109,429	(1,133,475)
Cost as of date	30,017,854	48,383,987
Management Fees	(585,850)	(1,377,170)
Performance Fees	(607,438)
Altis
Investments in portfolio funds
Percentage of Members' Capital	0.00%	10.01%
Fair Value		29,755,695
Profit (Loss)	(2,921,043)	(994,297)
Cost as of date		40,493,981
Management Fees	(136,040)	(860,493)
Winton
Investments in portfolio funds
Percentage of Members' Capital	20.01%	17.02%
Fair Value	43,919,926	50,584,682
Profit (Loss)	5,371,945	4,851,535
Cost as of date	34,600,181	42,814,840
Management Fees	(904,471)	(1,470,171)
Performance Fees	(1,370,947)	(370,016)
Aspect
Investments in portfolio funds
Percentage of Members' Capital	11.00%	10.01%
Fair Value	24,155,959	29,755,695
Profit (Loss)	6,196,491	(1,840,897)
Cost as of date	18,962,783	29,271,612
Management Fees	(507,815)	(859,787)
Performance Fees	(636,239)
John Locke
Investments in portfolio funds
Percentage of Members' Capital	11.00%	10.01%
Fair Value	24,155,960	29,755,701
Profit (Loss)	5,249,513	(770,711)
Cost as of date	21,004,423	32,368,986
Management Fees	(507,204)	(860,679)
Performance Fees	(556,901)
BlueTrend
Investments in portfolio funds
Percentage of Members' Capital	16.01%	17.02%
Fair Value	35,135,941	50,584,682
Profit (Loss)	2,681,711	(7,091,153)
Cost as of date	35,682,511	54,095,167
Management Fees	(778,856)	(1,475,532)
Performance Fees		(89,462)
Tudor
Investments in portfolio funds
Percentage of Members' Capital	11.00%	10.01%
Fair Value	24,155,959	29,755,698
Profit (Loss)	3,350,358	(1,856,365)
Cost as of date	23,243,054	33,877,844
Management Fees	(504,442)	(859,774)
Lynx
Investments in portfolio funds
Percentage of Members' Capital	15.01%	10.01%
Fair Value	32,939,945	29,755,695
Profit (Loss)	7,623,039	2,933,172
Cost as of date	25,765,950	29,681,073
Management Fees	(644,656)	(863,779)
Performance Fees	$ (2,020,123)	$ (12,671)